Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance at Dec. 31, 2018						$ 5,987	$ 49,333,248	$ (56,015,486)		$ (6,676,251)
Beginning balance, shares at Dec. 31, 2018	239,465,160
Retroactive application of recapitalization, shares	(223,696,435)
Ending balance at Dec. 31, 2019	$ 5,987	$ 49,511,927	$ (55,958,716)	$ (217,625)	$ (6,658,427)	$ 1,577	49,337,658	(56,015,486)		(6,676,251)
Ending balance, shares at Dec. 31, 2019	239,465,160					15,768,725
Retroactive application of recapitalization	$ (4,410)	$ 4,410
Retroactive application of recapitalization, shares	(223,696,435)
Stock-based compensation							178,679			178,679
Contribution from noncontrolling interest									20	20
Net loss								56,770	(217,645)	(160,875)
Ending balance at Dec. 31, 2020						$ 1,577	49,516,337	(55,958,716)	(217,625)	(6,658,427)
Ending balance, shares at Dec. 31, 2020						15,768,725
Stock-based compensation							80,193			80,193
Net loss								(1,883,275)	(26,028)	(1,909,303)
Exercise of stock options						$ 28	262,834			262,862
Exercise of stock options, shares						284,825
Settlement of convertible notes						$ 136	5,696,567			5,696,703
Settlement of convertible notes, shares						1,357,968
Issuance of common stock for business combination, net of transaction costs						$ 684	7,694,580			7,695,264
Issuance of common stock for business combination, net of transaction costs, shares						6,844,268
Ending balance at Jun. 30, 2021						$ 2,425	63,250,511	(57,841,991)	(243,653)	5,167,292
Ending balance, shares at Jun. 30, 2021						24,255,786
Beginning balance at Dec. 31, 2020						$ 1,577	49,516,337	(55,958,716)	(217,625)	(6,658,427)
Beginning balance, shares at Dec. 31, 2020						15,768,725
Stock-based compensation							121,764			121,764
Net loss								(29,083,711)	(62,190)	(29,145,901)
Exercise of stock options						$ 28	262,834			$ 262,862
Exercise of stock options, shares						284,825				284,825
Settlement of convertible notes						$ 136	5,696,567			$ 5,696,703
Settlement of convertible notes, shares						1,357,968
Conversions of convertible notes						$ 39	2,247,576			2,247,615
Conversions of convertible notes, shares						387,363
Issuance of common stock for business combination, net of transaction costs						$ 684	7,694,580			7,695,264
Issuance of common stock for business combination, net of transaction costs, shares						6,844,268
Issuance of warrants							11,565,472			11,565,472
Warrants modification							56,590			56,590
Deemed dividend related to warrants down round provision							803,140	(803,140)
Ending balance at Dec. 31, 2021						$ 2,464	77,964,860	(85,845,567)	(279,815)	(8,158,058)
Ending balance, shares at Dec. 31, 2021						24,643,149
Beginning balance at Mar. 31, 2021						$ 1,605	49,822,991	(56,906,447)	(221,586)	(7,303,437)
Beginning balance, shares at Mar. 31, 2021						16,053,550
Stock-based compensation							36,373			36,373
Net loss								(935,544)	(22,067)	(957,611)
Settlement of convertible notes						$ 136	5,696,567			5,696,703
Settlement of convertible notes, shares						1,357,968
Issuance of common stock for business combination, net of transaction costs						$ 684	7,694,580			7,695,264
Issuance of common stock for business combination, net of transaction costs, shares						6,844,268
Ending balance at Jun. 30, 2021						$ 2,425	63,250,511	(57,841,991)	(243,653)	5,167,292
Ending balance, shares at Jun. 30, 2021						24,255,786
Beginning balance at Dec. 31, 2021						$ 2,464	77,964,860	(85,845,567)	(279,815)	(8,158,058)
Beginning balance, shares at Dec. 31, 2021						24,643,149
Stock-based compensation							2,386,242			2,386,242
Net loss								(8,847,917)	(26,127)	$ (8,874,044)
Exercise of stock options, shares
Conversions of convertible notes						$ 1,019	13,793,013			$ 13,794,032
Conversions of convertible notes, shares						10,189,772
Deemed dividend related to warrants down round provision							818,059	(818,059)
Settlement of restricted stock units						$ 65	(65)
Settlement of restricted stock units, shares						647,358
Consultant compensation						$ 5	54,245			54,250
Consultant compensation, shares						50,000
Ending balance at Jun. 30, 2022						$ 3,553	95,016,354	(95,511,543)	(305,942)	(797,578)
Ending balance, shares at Jun. 30, 2022						35,530,279
Beginning balance at Mar. 31, 2022						$ 2,995	88,900,164	(87,512,253)	(279,633)	1,111,273
Beginning balance, shares at Mar. 31, 2022						29,949,032
Stock-based compensation							295,580			295,580
Net loss								(7,896,811)	(26,309)	(7,923,120)
Conversions of convertible notes						$ 548	5,718,141			5,718,689
Conversions of convertible notes, shares						5,481,247
Deemed dividend related to warrants down round provision							102,479	(102,479)
Settlement of restricted stock units						$ 10	(10)
Settlement of restricted stock units, shares						100,000
Ending balance at Jun. 30, 2022						$ 3,553	$ 95,016,354	$ (95,511,543)	$ (305,942)	$ (797,578)
Ending balance, shares at Jun. 30, 2022						35,530,279